SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Yearend spot rate	C$1=US$ 0.8003	C$1=US$ 0.7952
Average rate for the year	C$1=US$ 0.7980	C$1=US$ 0.7575